Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Non-Current Assets [Abstract]
Schedule of other non-current assets
	December 31, 2022	December 31, 2021

Deposits for operating lease	$40,376	$36,809